Direct cost of revenues (Tables)	12 Months Ended
Mar. 31, 2025
Analysis of income and expense [abstract]
Direct cost of revenues

	2025	2024
	$	$

Subscription cost of revenue	70,753	77,585
Transaction-based cost of revenue	505,631	390,522
Hardware and other cost of revenue	50,237	55,913

Total direct cost of revenues	626,621	524,020